Fair Value Measurements (Tables)	3 Months Ended
Jun. 07, 2017
The Crypto Company, Inc. [Member]
Schedule of Fair Value Measurements of Investments

NOTE 3 - FAIR VALUE MEASUREMENTS

The investment in cryptocurrency is classified as a Level 2 asset. The following table summarizes the Company’s investments at fair value as of June 7, 2017:

	Level 1	Level 2	Level 3

Investment in cryptocurrency	$-	$544,374	$-